Loans and advances and deposits at amortised cost (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Gross amount	£ 6,705	£ 6,440
Less: allowance for impairment		(4,690)
Deposits at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	394,838	398,701
Deposits at amortised cost [member] | Banks [member]
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	14,166	12,153
Deposits at amortised cost [member] | Customers [member]
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	380,672	386,548
Loans and advances at amortised cost excluding debt securities at amortised cost [Member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	327,437	327,329
Less: allowance for impairment	(6,765)	(4,652)
Financial assets at amortised cost	320,672	322,677
Loans and advances at amortised cost excluding debt securities at amortised cost [Member] | Banks [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	10,576	10,633
Less: allowance for impairment	(1)	0
Financial assets at amortised cost	10,575	10,633
Loans and advances at amortised cost excluding debt securities at amortised cost [Member] | Customers [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	316,861	316,696
Less: allowance for impairment	(6,764)	(4,652)
Financial assets at amortised cost	310,097	312,044
Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	5,739	1,371
Less: allowance for impairment	(5)	0
Financial assets at amortised cost	5,734	1,371
Debt securities [member] | Banks [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	0	0
Less: allowance for impairment	0	0
Financial assets at amortised cost	0	0
Debt securities [member] | Customers [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	5,739	1,371
Less: allowance for impairment	(5)	0
Financial assets at amortised cost	5,734	1,371
Loans and advances [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	333,176	328,700
Less: allowance for impairment	(6,770)	(4,652)	£ (4,620)
Financial assets at amortised cost	326,406	324,048
Loans and advances [member] | Banks [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	10,576	10,633
Less: allowance for impairment	(1)	0
Financial assets at amortised cost	10,575	10,633
Loans and advances [member] | Customers [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	322,600	318,067
Less: allowance for impairment	(6,769)	(4,652)
Financial assets at amortised cost	£ 315,831	£ 313,415